Trade payables and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

	September 30,	December 31,
	2020	2019
Trade payables	$499,925	$693,502
Due to related parties (Note 18)	398	275,512
Accrued liabilities	2,032,961	1,159,212
	$2,533,284	$2,128,226